Net Loss Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share Basic and Diluted

The computation of net loss per share for the three months ended March 31, 2020 and 2019 was as follows:

	Three months ended March 31,
	2020	2019
Basic and diluted net loss per share:
Net loss	$(874,336)	$(750,832)
Weighted average number of common shares-basic and diluted	5,515,447	5,525,009

Basic and diluted net loss per share	$(0.16)	$(0.14)

The computation of net loss per share for the year ended December 31, 2019 and 2018 was as follows:

	2019	2018
Basic and diluted net loss per share:
Net loss	$(3,357,876)	$(3,765,047)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision at fair value	(506,993)	-
Net loss available to common shareholders	(3,864,869)	(3,765,047)

Weighted-average number of common shares-basic and diluted	5,525,635	5,332,141

Basic and diluted net loss per share	$(0.70)	$(0.71)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented.

	2020	2019
Stock options and purchase warrants	725,423	642,657
Senior convertible notes	57,500	17,854

The outstanding options and warrants to purchase common stock and the shares issuable under the 2017 and 2019 Senior Notes were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods are presented below:

	2019	2018
Stock options and purchase warrants	654,569	571,055
Senior convertible notes	60,883	17,531